ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2013 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 CNY (¥) shares
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares		5,274,480	5,274,480	22,742,660	22,742,660
Ordinary shares, par value per share | $ / shares		$ 0.00005
Aggregate consideration from shares issued from exercise of stock options		$ 2,798	¥ 18,126		¥ 48,788		¥ 3,263
Authorized share capital, ordinary shares		1,000,000,000
Minimum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares		$ 0.2		$ 0.2
Maximum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares		1.0		0.4
Class B Ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value per share | $ / shares		$ 0.00005		$ 0.00005
Authorized share capital, ordinary shares		300,000,000		300,000,000
Voting rights per share		ten votes per share	ten votes per share
Ordinary shares conversion basis		Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.	Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.
Private placement, ordinary shares issued
Ordinary shares issued		84,999,159		96,634,529		262,197,451	262,197,451
Ordinary shares outstanding		84,999,159		96,634,529		262,197,451	262,197,451
Class B Ordinary shares [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares						2,660,000	2,660,000
Number of common shares issued during period
Conversion of ordinary shares, shares converted	231,428,220
Conversion of convertible note, ordinary shares issued						19,230,769	19,230,769
Private placement, ordinary shares issued						11,538,462	11,538,462
Ordinary shares issued, aggregate consideration | $						$ 15,000
Class A Ordinary shares [Member]
Class of Stock [Line Items]
Number of common shares issued during period		5,274,480	5,274,480
Ordinary shares, par value per share | $ / shares		$ 0.00005		$ 0.00005
Aggregate consideration from shares issued from exercise of stock options | $		$ 2,960		$ 8,107
Number of additional shares issued		63,500,500	63,500,500
Repurchased of ordinary shares, consideration | $		$ 1,434
Repurchased of ordinary shares		1,220,000	1,220,000
Authorized share capital, ordinary shares		700,000,000		700,000,000
Voting rights per share		one vote per share	one vote per share
Private placement, ordinary shares issued		63,500,500	63,500,500
Ordinary shares issued, aggregate consideration | $		$ 123,391
Ordinary shares issued		334,034,932		254,844,582		66,539,000	66,539,000
Ordinary shares outstanding		334,034,932		254,844,582		66,539,000	66,539,000
Class A Ordinary shares [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares		5,274,480	5,274,480	22,742,660	22,742,660
Number of common shares issued during period						66,539,000	66,539,000
Conversion of ordinary shares, shares converted	66,539,000
Conversion of convertible note, ordinary shares issued
Private placement, ordinary shares issued